Annual Total Returns - Fidelity Freedom Index 2035 Fund [BarChart] - 03.31 Fidelity Freedom Index Funds - Investor PRO-12 - Fidelity Freedom Index 2035 Fund - Investor Class	Jul. 13, 2021
Bar Chart Table:
Annual Return 2011	(2.43%)
Annual Return 2012	12.83%
Annual Return 2013	18.25%
Annual Return 2014	6.62%
Annual Return 2015	(1.51%)
Annual Return 2016	9.40%
Annual Return 2017	20.34%
Annual Return 2018	(6.77%)
Annual Return 2019	24.95%
Annual Return 2020	15.52%